S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.46
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.54
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 107,613,296
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	16,662,500
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.47
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.53
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 123,729,096
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	19,133,750
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.43
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 4.57
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 70,113,296
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	12,912,500
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.44
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 4.56
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 80,604,096
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	14,821,250
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.56
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 6.44
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 32,613,296
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	9,162,500
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.57
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 6.43
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ 37,479,096
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	10,508,750
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.9)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 10.9
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ (4,886,704)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	5,412,500
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.91)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 10.91
Net Tangible Book Value | $	$ (47,026)
Net Tangible Book Value, Adjusted | $	$ (5,645,904)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	6,196,250
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 7.12
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.53
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.44
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.56
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.57
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.43
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.91)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	10.91
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.11
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.46
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.54
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.43
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.57
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.56
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	6.44
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.9)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	10.9
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.47
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.48
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.44
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.45
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.57
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.58
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.89)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.9)
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 151,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,750,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,750,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,750,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	51,122
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(140,800)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(140,800)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(140,800)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(140,800)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(112,500,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(129,375,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(150,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (172,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	412,500
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	446,250
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	412,500
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	446,250
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	412,500
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	446,250
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	412,500
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	446,250
Less: Ordinary shares redeemed [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,312,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,937,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)